Stock-Based Compensation Plan	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Stock-Based Compensation Plan:
Stock-Based Compensation Plan

10.Stock-Based Compensation Plan

The 2022 Plan – On December 15, 2022, the Company’s stockholders approved the Bio-Path Holdings, Inc. 2022 Stock Incentive Plan (the “2022 Plan”), which replaced the 2017 Stock Incentive Plan, as amended (the “2017 Plan,” and together with the 2022 Plan, the “Plans”). As of stockholder approval of the 2022 Plan on December 15, 2022, no further awards will be made under the 2017 Plan. The 2022 Plan provides for the grant of Incentive Stock Options, Non-Qualified Stock Options, Restricted Shares, Restricted Share Units, Stock Appreciation Rights and other stock-based awards, or any combination of the foregoing, to the Company’s employees, non-employee directors and consultants. As of December 31, 2023, there were 65,000 shares of common stock reserved for future issuance of awards under the 2022 Plan. Under the 2022 Plan, the exercise price of awards is determined by the Board of Directors or the compensation committee of the Board of Directors, and for options, may not be less than the fair market value as determined by the closing stock price at the date of the grant. Each option and award under the 2022 Plan shall vest and expire as determined by the Board of Directors or the compensation committee. Options expire no later than ten years from the date of grant. All grants provide for accelerated vesting if there is a change in control, as defined in the 2022 Plan.

Stock-based compensation expense for the three months ended September 30, 2024 and 2023 was $0.1 million and $0.2 million, respectively. Of these amounts, stock-based compensation expense for personnel involved in the Company’s general and administrative activities for each of the three months ended September 30, 2024 and 2023 was $0.1 million and $0.2 million, respectively. Stock-based compensation expense for personnel involved in the Company’s research and development activities for the three months ended September 30, 2024 and 2023 was $34,000 and $45,000, respectively.

Stock-based compensation expense for the nine months ended September 30, 2024 and 2023 was $0.4 million and $0.6 million, respectively. Of these amounts, stock-based compensation expense for personnel involved in the Company’s general and administrative activities for the nine months ended September 30, 2024 and 2023 was $0.3 million and $0.4 million, respectively. Stock-based compensation expense for personnel involved in the Company’s research and development activities for each of the nine months ended September 30, 2024 and 2023 was $0.1 million.

The Company utilized the Black-Scholes valuation model for estimating the fair value of the stock options granted, with the following weighted-average assumptions for options granted in the nine months ended September 30, 2024 and 2023:

	2024	2023
Risk-free interest rate	4.00%	3.42%
Expected volatility	134%	129%
Expected term in years	6.0	6.0
Dividend yield	—%	—%

The following summary represents option activity under the Company’s stock-based compensation plans for the nine months ended September 30, 2024:

		Weighted-
		Average
		Exercise
	Options	Price
	(in thousands)
Outstanding at December 31, 2023	43	$161.20
Granted	53	$1.55
Outstanding at September 30, 2024	96	$71.40
Vested and expected to vest September 30, 2024	94	$72.74
Exercisable at September 30, 2024	34	$184.17

As of September 30, 2024, outstanding stock options did not have any aggregate intrinsic value. The aggregate intrinsic value represents the total pretax intrinsic value (the difference between the Company’s closing stock price on September 30, 2024 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on September 30, 2024. This amount changes based on the fair value of the Company’s stock.

As of September 30, 2024, unamortized stock-based compensation expense for all outstanding options was $0.5 million, which is expected to be recognized over a weighted average vesting period of 1.6 years.

11.	Stock-Based Compensation Plan

The 2022 Plan – On December 15, 2022, the Company’s stockholders approved the Bio-Path Holdings, Inc. 2022 Stock Incentive Plan (the “2022 Plan”), which replaced the 2017 Stock Incentive Plan, as amended (the “2017 Plan,” and together with the 2022 Plan, the “Plans”). As of stockholder approval of the 2022 Plan on December 15, 2022, no further awards will be made under the 2017 Plan. The 2022 Plan provides for the grant of Incentive Stock Options, Non-Qualified Stock Options, Restricted Shares, Restricted Share Units, Stock Appreciation Rights and other stock-based awards, or any combination of the foregoing, to the Company’s employees, non-employee directors and consultants. As of December 31, 2023, there were 65,000 shares of common stock reserved for future issuance of awards under the 2022 Plan. Under the 2022 Plan, the exercise price of awards is determined by the Board of Directors or the compensation committee of the Board of Directors, and for options, may not be less than the fair market value as determined by the closing stock price at the date of the grant. Each option and award under the 2022 Plan shall vest and expire as determined by the Board of Directors or the compensation committee. Options expire no later than ten years from the date of grant. All grants provide for accelerated vesting if there is a change in control, as defined in the 2022 Plan.

Stock option awards granted for the years 2023 and 2022 were estimated to have a weighted average fair value per share of $27.80 and $74.20, respectively. The fair value calculation is based on stock options granted during the year using the Black-Scholes option-pricing model on the date of grant. In addition, for all stock options granted, exercise price was determined based on the fair value as determined by the closing stock price at the date of the grant. For stock options granted during 2023 and 2022 the following weighted average assumptions were used in determining fair value:

	2023	2022
Risk-free interest rate	3.42%	2.43%
Expected volatility	129%	127%
Expected term in years	6.0	6.0
Dividend yield	—%	—%

The Company determines the expected term of its stock option awards using the simplified method based on the weighted average of the length of the vesting period and the term of the exercise period. Expected volatility is determined by the volatility of the Company’s historical stock price over the expected term of the grant. The risk-free interest rate for the expected term of each option granted is based on the U.S. Treasury yield curve in effect at the time of grant.

Option activity under the Plans for the year ended December 31, 2023 was as follows:

			Weighted
		Weighted-	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Options	Price	Term	Value
	(in thousands)

Outstanding at December 31, 2022	33	$233.40	7.9	$—
Granted	11	$27.80	9.3
Expired	(1)	$1,840.00
Outstanding at December 31, 2023	43	$161.20	7.6	$—
Vested and expected to vest December 31, 2023	43	$162.80	7.6	$—
Exercisable at December 31, 2023	25	$236.20	6.9	$—

The aggregate intrinsic value represents the total pretax intrinsic value (the difference between the Company’s closing stock price on December 31, 2023 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2023. This amount changes based on the fair value of the Company’s stock.

Option activity under the Plans for the year ended December 31, 2022 was as follows (in thousands, except as noted):

			Weighted
		Weighted-	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Options	Price	Term	Value
	(in thousands)

Outstanding at December 31, 2021	24	$291.60	8.4	$7,800
Granted	10	74.20	9.3
Expired	(1)	119.20
Outstanding at December 31, 2022	33	$233.40	7.9	$—
Vested and expected to vest December 31, 2022	32	$238.00	7.9	$—
Exercisable at December 31, 2022	16	$372.40	7.3	$—

The aggregate intrinsic value represents the total pretax intrinsic value (the difference between the Company’s closing stock price on December 31, 2022 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2022. This amount changes based on the fair value of the Company’s stock.

Stock-Based Compensation Expense – Total stock-based compensation expense for the year ended 2023 was $0.7 million, which consisted of research and development expense of $0.2 million and general and administrative expense of $0.6 million. As of December 31, 2023, future stock-based compensation expense for all outstanding unvested options was $0.9 million, which is expected to be recognized over a weighted-average vesting period of 1.8 years. Total stock-based compensation expense for the year ended 2022 was $0.9 million, which consisted of research and development expense of $0.2 million and general and administrative expense of $0.7 million.